Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions		12 Months Ended		24 Months Ended
	Mar. 04, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2015 shares
Class of Stock [Line Items]
Shares authorized			200,000,000	200,000,000
Number of shares issued and sold value | ¥		¥ 73,882
Number of ordinary Class B issued upon conversion of each preferred share					1
Class A Ordinary Shares
Class of Stock [Line Items]
Shares par value | $ / shares			$ 0.001	$ 0.001
Ordinary share, shares authorized (in shares)			20,000,000	20,000,000
Number of votes per share | Vote			10	10
Ordinary share, shares issued (in shares)			4,543,461	4,543,461
Ordinary share, shares outstanding (in shares)			4,543,461	4,543,461
Class B Ordinary Shares
Class of Stock [Line Items]
Shares par value | $ / shares	$ 0.001		$ 0.001	$ 0.001
Number of shares issued and sold per price | $ / shares	$ 3.20
Ordinary share, shares authorized (in shares)			180,000,000	180,000,000
Number of votes per share | Vote			1	1
Number of shares issued and sold value | $	$ 11.1
Issuance of ordinary shares through share subscription (in shares)	3,461,902
Ordinary share, shares issued (in shares)			26,289,929	30,032,890
Ordinary share, shares outstanding (in shares)			26,289,929	30,032,890